UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments.

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited)
November 30, 2015

Principal Amount		Rate (1)	Maturity	Value
	Bank Loans - 85.0%
	Apparel - 0.3%
$121,000	Fullbeauty Brands Holdings Corporation	5.75%	10/14/2022	$114,093

	Aerospace & Defense - 0.2%
91,458	Wyle Services Corporation	5.00	5/21/2021	90,543

	Automotive - 0.3%
147,138	Horizon Global Corporation	7.00	6/30/2021	145,666

	Banking, Finance, Insurance & Real Estate - 8.8%
50,873	AmeriLife Group, LLC (1st Lien)	5.75	7/08/2022	50,364
75,000	AmeriLife Group, LLC (2nd Lien)	9.75	1/10/2023	73,500
748,125	Asurion, LLC (1st Lien)	5.00	8/04/2022	690,893
500,000	Asurion, LLC (2nd Lien)	8.50	3/03/2021	439,751
265,665	Auction.com, LLC	6.00	5/12/2019	263,009
225,226	Bats Global Markets, Inc.	5.75	1/31/2020	225,413
70,459	CGSC of Delaware Holdings Corporation (1st Lien)	5.00	4/16/2020	67,347
146,000	CGSC of Delaware Holdings Corporation (2nd Lien)	8.25	10/05/2020	135,780
400,000	LPL Holdings, Inc.	4.75	11/20/2022	398,000
195,503	NXT Capital, LLC	6.25	9/04/2018	195,014
195,435	Orchard Acquisition Co., LLC	7.00	2/08/2019	157,325
284,848	Q Holding Company	6.00	12/17/2021	282,711
484,392	RCS Capital Corporation (1st Lien)	7.50	4/29/2019	411,733
97,000	RCS Capital Corporation (2nd Lien)	11.50	4/29/2021	71,780
252,152	Walter Investment Management Corp.	4.75	12/18/2020	217,955
	Total Banking, Finance, Insurance & Real Estate			3,680,575

	Beverage, Food & Tobacco - 0.5%
192,526	Candy Intermediate Holdings, Inc.	7.50	6/18/2018	192,045

	Building and Development - 2.0%
223,175	ABG Operating, LLC	6.25	6/12/2020	222,896
160,000	Builders FirstSource, Inc.	6.00	7/31/2022	157,560
110,000	CHI Doors Holding Corp.	4.75	7/29/2022	108,396
58,000	Jeld-Wen, Inc.	5.00	7/01/2022	57,602
64,750	Stardust Finance Holdings, Inc.	6.50	3/13/2022	62,808
237,818	Tensar Corporation, The	5.75	7/09/2021	211,063
	Total Building and Development			820,325

	Capital Equipment - 0.5%
189,011	Marine Acquisition Corp.	5.25	1/22/2021	188,382

	Commercial Services - 0.5%
217,000	Team Finance, LLC	6.00	8/04/2016	217,000

	Computers & Electronics - 7.7%
497,481	4L Technologies, Inc.	5.50	5/08/2020	462,657
497,500	Alion Science & Technology Corporation	5.50	8/19/2021	492,217
1,000,000	CSRA, Inc.	3.75	10/29/2022	999,170
500,000	Compuware Corporation	6.25	12/15/2019	467,190
123,000	First Data Corporation	3.96	7/10/2022	121,463
51,000	Linxens France SA (1st Lien)	5.00	7/29/2022	50,203
68,000	Linxens France SA (2nd Lien)	9.50	7/31/2023	66,810
479,000	Novetta Solutions, LLC	6.00	10/16/2022	474,210
37,810	Research Now Group, Inc. (1st Lien)	5.50	3/18/2021	37,243
48,000	Research Now Group, Inc. (2nd Lien)	9.75	3/18/2022	46,560
	Total Computers & Electronics			3,217,723

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited)(Continued)
November 30, 2015

Principal Amount		Rate (1)	Maturity	Value
	Construction & Building - 1.9%
$83,370	DI Purchaser, Inc.	6.00%	12/12/2021	$77,117
228,923	Quality Home Brands Holdings, LLC	7.75	12/17/2018	228,827
500,000	Quanex Building Products Corporation	6.25	11/02/2022	495,625
	Total Construction & Building			801,569

	Consumer Goods - 2.6%
121,000	Diamond Resorts Corporation	5.50	5/09/2021	118,580
306,000	Higginbotham & Associates, LLC	6.25	11/25/2021	302,940
187,577	Hunter Fan Company	6.50	12/31/2017	185,701
333,000	KIK Custom Products, Inc.	6.00	8/26/2022	327,486
84,108	Sun Products Corporation, The	5.50	3/18/2020	79,745
56,000	Weight Watchers International, Inc.	3.20	4/02/2016	54,600
	Total Consumer Goods			1,069,052

	Containers, Packaging & Glass - 3.4%
497,910	Hilex Poly Co., LLC	9.75	6/05/2022	490,856
149,326	Klockner-Pentaplast of America, Inc. (German)	5.00	4/28/2020	148,999
349,424	Klockner-Pentaplast of America, Inc. (U.S.)	5.00	4/28/2020	348,658
350,000	PLZ Aeroscience Corp.	5.25	7/31/2022	347,375
62,000	Prolampac Intermediate, Inc. / Prolamina	5.00	8/18/2022	61,431
	Total Containers, Packaging & Glass			1,397,319

	Cosmetics - 0.8%
333,333	Coty, Inc.	3.75	10/27/2022	331,667

	Distribution/Wholesale - 0.7%
277,305	AgroFresh, Inc.	5.75	7/31/2021	272,452

	Electronics/Electrical - 3.5%
1,250,000	Invenergy Thermal Financing, LLC	6.50	10/19/2022	1,218,749
79,600	Mirion Technologies, Inc.	5.75	3/31/2022	78,804
152,000	Rhode Island State Energy Center (RISEC)	4.94	11/23/2022	151,240
	Total Electronics/Electrical			1,448,793

	Energy - 0.1%
27,300	Bowie Resource Holdings, LLC	11.75	2/16/2021	26,208

	Engineering & Construction - 2.4%
1,000,000	SRS Distribution Inc.	5.25	8/25/2022	992,500

	Environmental Industries - 0.4%
187,000	Environmental Resources Management	5.00	5/14/2021	181,390

	Healthcare & Pharmaceuticals - 6.5%
748,125	21st Century Oncology, Inc.	6.50	4/29/2022	626,555
27,255	Alvogen Pharma US, Inc.	6.00	4/02/2022	26,505
243,385	CPI Buyer, LLC	5.50	8/18/2021	240,343
52,868	CT Technologies Intermediate Holdings, Inc.	5.25	12/01/2021	51,986
1,130,824	FHC Health Systems, Inc.	5.00	12/23/2021	1,088,418
327,521	LTCG Holdings Corp.	6.00	6/09/2020	302,957
77,553	P2 Lower Acquisition, LLC	5.50	10/22/2020	76,778
192,000	U.S. Renal Care, Inc.	5.25	12/31/2022	190,560
114,878	Water Pik, Inc.	5.75	7/09/2020	114,160
	Total Healthcare & Pharmaceuticals			2,718,262

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited)(Continued)
November 30, 2015

Principal Amount		Rate (1)		Maturity	Value
	High Tech Industries - 3.8%
$286,560	Accuvant Finance (1st Lien)	6.25%		1/28/2022	$283,517
49,000	Accuvant Finance (2nd Lien)	10.00		1/30/2023	47,612
161,566	Answers Corporation	6.25		10/03/2021	117,135
218,960	Eastman Kodak Co.	7.25		9/03/2019	200,567
46,667	iQor US, Inc.	9.75		4/01/2022	35,000
10,918	Navex Global, Inc. (1st Lien)	5.75		11/19/2021	10,754
119,000	Navex Global, Inc. (2nd Lien)	9.75		11/18/2022	116,620
310,209	Riverbed Technology, Inc.	6.00		4/27/2022	309,279
317,764	Stratus Technologies Bermuda, Ltd.	6.00		4/28/2021	311,805
148,500	TeamViewer US, LLC	6.00		1/08/2021	147,015
	Total High Tech Industries				1,579,304

	Holding Companies-Divers - 1.2%
500,000	First Eagle Investment Management, LLC	4.75		10/31/2022	490,000

	Hotel, Gaming & Leisure - 3.7%
692,980	AMF Bowling Centers, Inc.	7.25		9/18/2021	682,155
347,743	Caesars Entertainment Resort Properties, LLC	7.00		10/11/2020	324,597
82,000	CDS U.S. Intermediate Holdings, Inc.	9.25		6/24/2023	80,053
55,160	Global Cash Access, Inc.	6.25		12/19/2020	52,540
226,433	PlayPower, Inc.	5.75		6/23/2021	225,300
197,500	World Triathlon Corporation	5.25		6/26/2021	195,525
	Total Hotel, Gaming & Leisure				1,560,170

	Industrial Equipment - 0.3%
49,750	Bioplan USA, Inc.	5.75		9/23/2021	42,412
74,000	Infiltrator Systems Integrated, LLC	9.75		5/26/2023	72,767
28,928	LTI Holdings, Inc.	5.25		4/17/2022	27,987
	Total Industrial Equipment				143,166

	Internet Services - 2.8%
171,000	Ancestry.com Inc.	5.00		8/29/2022	169,451
1,000,000	Match Group, Inc.	5.50		11/16/2022	992,500
	Total Internet Services				1,161,951

	Media - 6.7%
198,403	Cengage Learning Acquisitions, Inc.	7.00		3/31/2020	195,117
41,296	Deluxe Entertainment Services Group Inc.	6.50		2/28/2020	39,403
298,233	Encompass Digital Media, Inc.	5.50		6/07/2021	293,760
217,000	Extreme Reach, Inc.	10.50		1/22/2021	206,150
147,883	ION Media Networks, Inc.	4.75		12/18/2020	147,143
248,490	MediArena Acquisition B.V.	6.75		8/13/2021	232,338
182,225	Mergermarket USA, Inc.	4.50		2/04/2021	176,303
273,000	Neptune Finco Corporation	5.00		10/09/2022	272,025
1,000,000	Numericable U.S., LLC	4.75		1/30/2023	978,130
236,000	Quincy Newspapers, Inc.	5.50		11/02/2022	233,640
	Total Media				2,774,009

	Metals & Mining - 0.8%
228,000	Euramax Holdings, Inc.	12.25	*	9/30/2016	210,900
141,000	NN, Inc.	5.75		10/19/2022	139,943
	Total Metals & Mining				350,843

	Radio & Television - 1.1%
340,000	NEP/NCP Holdco, Inc.	10.00		7/22/2020	319,600
153,615	Touchtunes Interactive Networks, Inc.	5.75		5/29/2021	153,039
	Total Radio & Television				472,639

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited)(Continued)
November 30, 2015

Principal Amount		Rate (1)	Maturity	Value
	Retail - 3.9%
$746,250	At Home Holding III, Inc.	5.00%	6/03/2022	$727,593
402,900	Bob’s Discount Furniture, LLC (1st Lien)	5.25	2/12/2021	396,857
224,000	Bob’s Discount Furniture, LLC (2nd Lien)	9.00	2/07/2022	211,680
194,000	Jack's Family Restaurants, Inc.	5.75	7/01/2022	189,150
102,700	Mister Car Wash Holdings, Inc.	5.00	8/20/2021	101,930
16,971	Vince Intermediate Holding, LLC	5.75	11/27/2019	16,208
	Total Retail			1,643,418

	Semiconductors - 1.8%
252,000	Avago Technologies Cayman Finance Limited	4.25	11/11/2022	249,291
500,000	NXP B.V.	3.75	11/05/2020	496,875
	Total Semiconductors			746,166

	Services - 11.0%
90,255	Apple Leisure Group (Term B1)	7.00	2/28/2019	90,029
119,645	Apple Leisure Group (Term B2)	7.00	2/28/2019	119,346
152,912	Central Security Group, Inc.	6.25	10/06/2020	148,325
142,185	ConvergeOne Holdings Corp.	6.00	6/17/2020	141,296
107,183	Direct ChassisLink	8.25	11/12/2019	103,378
1,500,000	Duff & Phelps Corporation	9.50	8/19/2021	1,477,499
66,537	Global Knowledge Training, LLC	6.50	1/20/2021	65,872
248,087	IG Investments Holdings, LLC	6.00	10/31/2021	246,769
272,000	Jackson Hewitt Tax Service Inc.	8.00	7/30/2020	261,800
43,737	Merrill Communications, LLC	6.25	6/01/2022	40,457
70,615	Miller Heiman, Inc.	6.75	9/30/2019	62,142
119,860	Miller Heiman, Inc. (Incremental)	6.75	9/30/2019	105,477
136,000	Prime Security Services Borrower, LLC (1st Lien)	5.00	7/01/2021	134,300
100,000	Prime Security Services Borrower, LLC (2nd Lien)	9.75	7/01/2022	98,000
74,063	Ryan, LLC	6.75	8/07/2020	72,211
500,000	Sitel Worldwide Corporation	6.50	8/20/2021	491,405
500,000	US LBM Holdings, LLC	6.25	8/20/2022	479,690
118,635	USAGM Holdco, LLC	4.75	7/28/2022	113,444
8,365	USAGM Holdco, LLC (Delayed Draw)	4.75	7/28/2022	7,999
310,846	Vestcom International, Inc.	5.25	9/30/2021	307,738
	Total Services			4,567,177

	Telecommunications - 1.7%
90,414	Avaya, Inc.	6.25	5/29/2020	68,403
498,750	Communications Sales & Leasing, Inc.	5.00	10/24/2022	460,098
121,695	Emerging Markets Communications, LLC	6.75	6/29/2020	114,393
96,000	Securus Technologies, Inc.	9.00	4/17/2021	52,800
	Total Telecommunications			695,694

	Transportation - 3.1%
46,000	CBAC Borrower, LLC	8.25	7/02/2020	42,320
75,810	Navios Maritime Midstream Partners L.P.	5.50	6/18/2020	74,815
178,328	Navios Maritime Partners L.P.	5.25	6/27/2018	170,303
69,000	Gruden Acquisition, Inc.	5.75	8/18/2022	66,499
474,563	Sirva Worldwide, Inc.	7.50	3/27/2019	456,767
500,000	XPO Logistics, Inc.	5.50	10/30/2021	497,815
	Total Transportation			1,308,519

	Total Bank Loans (Cost $36,152,985)			35,398,620

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited)(Continued)
November 30, 2015

Principal Amount		Rate (1)	Maturity	Value
	Corporate Bonds - 0.5%
$120,000	Caesars Entertainment Resort Properties, LLC (2)	8.00%	10/01/2020	$116,400
59,000	Constellis Holdings, LLC (2)	9.75	5/15/2020	48,970
69,000	Eco Services Operations, LLC (2)	8.50	11/01/2022	58,305

	Total Corporate Bonds (Cost $246,092)			223,675

Shares
	Short Term Investment - 4.8%
1,993,951	Fidelity Institutional Government Portfolio - Institutional Class 0.010% (3)			1,993,951

	Total Short Term Investment (Cost $1,993,951)			1,993,951

	Total Investments -90.3% (Cost $38,393,028)			$37,616,246
	Other Assets in Excess of Liabilities - 9.7%			4,047,127
	Net Assets - 100.0%			$41,663,373

Footnotes:
(1) Variable rates securities. Rates disclosed as of November 30, 2015.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in certain transactions, normally to qualified institutional investors, to remain exempt from registration.
(3) Rate quoted is seven-day yield at period end.
* Fixed rate security

The Moody’s industry classification was developed by and/or is the exclusive property of the Moody’s Analytics, Inc. and has been licensed for use by Sound Point Capital Management, LP.

Valuation of Investments

The Fund’s investments in fixed income securities are normally valued using the prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the valuation policies and procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable loan quotations from loan dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine the current value.

In certain cases authorized pricing service vendors may not provide prices for a security held by the Fund, or the price provided by such pricing service vendor is deemed unreliable by the Sound Point Capital Management, LP (the “Adviser”). In such cases, the Fund may use market maker quotations provided by an established market maker for that security (i.e., broker quotes) to value the security if the Adviser has experience obtaining quotations from the market maker and the Adviser determines that quotations obtained from the market maker in the past have generally been reliable (or, if the Adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable). In any such case, the Adviser will review any market quotations so obtained in light of other information in its possession for their general reliability.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. The Fund has adopted the following fair value hierarchy as summarized below.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical securities.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Bank Loans - The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels.  Fair value is based on the average of one or more broker quotes received.  When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed.  Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs

Bonds - The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads. The spread data used is for the same maturity as the bond. If the spread data does not reference the issuer, then data that references a comparable issuer is used. When observable price quotations are not available, fair value is determined based on cash flow models using yield curves, bond or single name credit default swap spreads, and recovery rates based on collateral values as key inputs. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they are categorized in Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets: Fixed Income:
Bank Loans (a)	$-	$35,398,620	$-	$35,398,620
Corporate Bonds	-	223,675	-	223,675
Total Fixed Income	-	35,622,295	-	35,622,295
Short-Term Investment	1,993,951	-	-	1,993,951
Total Assets	$1,993,951	$35,622,295	$-	$37,616,246

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.

Income Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code (“Code”) in order to qualify as a regulated investment company (“RIC”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes all of its taxable income and net capital gains to its shareholders.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$38,393,028
Gross unrealized appreciation	87,941
Gross unrealized depreciation	(864,723)
Net unrealized depreciation	$(776,782)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
  Christopher E. Kashmerick, President and Principal Executive Officer

Date January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date January 28, 2016